Property and equipment (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Property And Equipment, Gross	$ 3,770,674		$ 3,770,674
Accumulated Amortization	3,145,911		3,063,348
Property And Equipment, Net	624,763	$ 624,763	707,326	$ 707,326
Computers and Software
Property And Equipment, Gross	1,265,045		1,265,045
Accumulated Amortization	1,242,504		1,232,844
Property And Equipment, Net	22,541		32,201
Furniture and Other Equipment
Property And Equipment, Gross	528,419		528,419
Accumulated Amortization	516,084		513,001
Property And Equipment, Net	12,335		15,418
Leasehold Improvements
Property And Equipment, Gross	1,084,573		1,084,573
Accumulated Amortization	685,412		641,061
Property And Equipment, Net	399,161		443,512
Survey Equipment
Property And Equipment, Gross	892,637		892,637
Accumulated Amortization	701,911		676,442
Property And Equipment, Net	$ 190,726		$ 216,195